Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 398,731	$ 264,801
Less: allowance for credit losses	(2,443)
Accounts receivable, net	$ 396,288	$ 264,801